Capital and reserves - Summary of company issued shares (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of company issued shares
Issuance of ordinary shares relating to Global Offering, shares		88,250,000
Issuance of Class A ordinary shares to settle vested RSUs, shares			29,936,726
Class A ordinary shares issued to depositary bank, shares			75,000,000
Issuance of Class A ordinary shares for exercise of share options, shares			7,921,691
Conversion of non-redeemable preferred shares into Class A and Class B ordinary value				¥ 1,000
Cancellation of treasury shares, value	¥ (151,700,000)
Issuance of ordinary shares relating to Global Offering, value			¥ 2,108,510,000
Issuance of Class A ordinary shares for exercise of share options, value			¥ 103,438,000
Class A ordinary shares
Summary of company issued shares
Beginning balance ,shares			771,399,682	0
Re-designation from ordinary shares before the completion of the IPO				149,442,793
Conversion of non-redeemable preferred shares into Class A and Class B ordinary shares				209,672,489
Conversion of redeemable preferred shares into Class A ordinary shares				334,309,270
Issuance of Class A ordinary shares relating to IPO and exercise of over-allotment option, shares				88,000,222
Cancellation of treasury shares				10,025,092
Issuance of ordinary shares relating to Global Offering, shares			88,250,000
Issuance of Class A ordinary shares to settle vested RSUs, shares			29,936,726
Class A ordinary shares issued to depositary bank, shares			75,000,000
Issuance of Class A ordinary shares for exercise of share options, shares			7,921,691
Surrender of Class A ordinary shares			(58)
Ending balance, shares			972,508,041	771,399,682
Beginning balance ,value			¥ 54,000	¥ 0
Re-designation from ordinary shares before the completion of the IPO, value				11,000
Conversion of non-redeemable preferred shares into Class A and Class B ordinary value				15,000
Conversion of redeemable preferred shares into Class A ordinary value				23,000
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option, value				6,000
Cancellation of treasury shares, value				(1,000)
Issuance of ordinary shares relating to Global Offering, value			6,000
Issuance of Class A ordinary shares to settle vested RSUs, value			3,000
Class A ordinary shares issued to depositary bank, value			5,000
Issuance of Class A ordinary shares for exercise of share options, value			1,000
Ending balance ,value			¥ 69,000	¥ 54,000
Class B ordinary shares
Summary of company issued shares
Beginning balance ,shares			54,814,423	0
Re-designation from ordinary shares before the completion of the IPO				54,414,873
Conversion of non-redeemable preferred shares into Class A and Class B ordinary shares				399,550
Conversion of redeemable preferred shares into Class A ordinary shares				0
Issuance of Class A ordinary shares relating to IPO and exercise of over-allotment option, shares				0
Cancellation of treasury shares				0
Issuance of ordinary shares relating to Global Offering, shares			0
Issuance of Class A ordinary shares to settle vested RSUs, shares			0
Class A ordinary shares issued to depositary bank, shares			0
Issuance of Class A ordinary shares for exercise of share options, shares			0
Surrender of Class A ordinary shares			0
Ending balance, shares			54,814,423	54,814,423
Beginning balance ,value			¥ 4,000	¥ 0
Re-designation from ordinary shares before the completion of the IPO, value				4,000
Conversion of redeemable preferred shares into Class A ordinary value				0
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option, value				0
Cancellation of treasury shares, value				0
Ending balance ,value			¥ 4,000	¥ 4,000